UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05802)

Exact name of registrant as specified in charter:	Putnam Pennsylvania Tax Exempt Income Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2019

Date of reporting period:	August 31, 2018

Item 1. Schedule of Investments:

Putnam Pennsylvania Tax Exempt Income Fund

The fund's portfolio
8/31/18 (Unaudited)

Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.56% as of the close of the reporting period.
MUNICIPAL BONDS AND NOTES (96.9%)(a)
	Rating(RAT)	Principal amount	Value

Guam (1.2%)

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds, (Section 30), Ser. A, 5.75%, 12/1/34 (Prerefunded 12/1/19)	BBB+	$1,000,000	$1,049,160

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40 (Prerefunded 7/1/20)	A-	450,000	480,960

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, U.S. Govt. Coll., 5.50%, 10/1/40 (Prerefunded 10/1/20)	Baa2	350,000	376,296

			1,906,416
Mississippi (0.1%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN, (Chevron USA, Inc.), Ser. E, 1.56%, 12/1/30	VMIG1	200,000	200,000

			200,000
New Mexico (0.7%)

NM State Muni. Energy Acquisition Auth. Gas Supply FRN Mandatory Put Bonds (8/1/19), Ser. B, 2.145%, 11/1/39	Aa2	1,175,000	1,176,246

			1,176,246
Pennsylvania (94.1%)

Allegheny Cnty., G.O. Bonds
Ser. C-72, 5.25%, 12/1/33	Aa3	2,230,000	2,511,783
Ser. C-77, 4.00%, 11/1/34	Aa3	900,000	946,017

Allegheny Cnty., Arpt. Auth. Rev. Bonds, (Pittsburgh Intl. Arpt.), Ser. A-1, 5.00%, 1/1/28	A	1,000,000	1,064,710

Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 5.75%, 10/15/40	Baa3	500,000	526,540
(Chatham U.), Ser. A, 5.00%, 9/1/20	BBB-	1,180,000	1,233,843

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(U. of Pittsburgh Med.), 5.625%, 8/15/39	A1	2,000,000	2,061,560
Ser. A, 5.00%, 10/15/31	A1	1,000,000	1,086,240

Allegheny Cnty., Sanitation Auth. Rev. Bond, AGM, 5.00%, 12/1/25	AA	250,000	291,863

Beaver Cnty., Hosp. Auth. Rev. Bonds, (Heritage Valley Hlth. Syst., Inc.), 5.00%, 5/15/26	A2	1,000,000	1,070,390

Berks Cnty., Muni. Auth. Rev. Bonds, (Reading Hosp. & Med. Ctr.), Ser. A-3
5.50%, 11/1/31	A	1,000,000	1,040,810
U.S. Govt. Coll., 5.50%, 11/1/31 (Prerefunded 11/1/19)	AAA/P	1,000,000	1,040,460

Butler, Area School Dist. G.O. Bonds, 5.25%, 10/1/26	A/P	1,500,000	1,504,005

Cap. Region Wtr. Rev. Bonds
(Swr. Syst.), 5.00%, 7/15/42	A+	2,000,000	2,231,620
Ser. A, BAM, 5.00%, 7/15/29	AA	1,235,000	1,414,223

Central Dauphin School Dist. G.O. Bonds, 5.00%, 2/1/30	AA	1,000,000	1,153,490

Centre Ctny., Hosp. Auth. Rev. Bonds, (Mount Nittany Med. Ctr.), Ser. A
5.00%, 11/15/46	A	500,000	546,645
5.00%, 11/15/41	A	800,000	877,832

Chester Cnty., G.O. Bonds, 5.00%, 7/15/36	Aaa	750,000	863,393

Chester Cnty., Indl. Dev. Auth. Rev. Bonds
(Collegium Charter School), Ser. A, 5.125%, 10/15/37	BB+	225,000	232,502
(Renaissance Academy Charter School), 5.00%, 10/1/34	BBB-	150,000	160,430

Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds, (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Baa3	1,000,000	1,049,100

Cmnwlth. Fin. Auth. Rev. Bonds, (Tobacco Master Settlement Payment Bonds)
5.00%, 6/1/34	A1	1,000,000	1,127,240
5.00%, 6/1/33	A1	1,000,000	1,131,660

Crawford Cnty., Indl. Dev. Auth. Rev. Bonds, (Allegheny College), Ser. A, 6.00%, 11/1/31 (Prerefunded 5/1/19)	A-	1,000,000	1,028,150

Cumberland Cnty., Muni. Auth. Rev. Bonds
(Dickinson College), 5.00%, 11/1/32	A+	1,000,000	1,095,160
(Diakon Lutheran Social Ministries), 5.00%, 1/1/32	BBB+/F	700,000	770,490

Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/29	Baa3	1,500,000	1,616,070

Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds, (Pinnacle Hlth. Syst.), Ser. A
6.00%, 6/1/29	A1	785,000	807,655
5.00%, 6/1/35	A1	475,000	532,143

Dauphin Cnty., Indl. Dev. Auth. Wtr. Rev. Bonds, (Dauphin Cons. Wtr. Supply), Ser. A, 6.90%, 6/1/24	A-	1,000,000	1,214,140

Delaware River Port Auth. PA & NJ Rev. Bonds, Ser. D, 5.00%, 1/1/40	A2	800,000	829,864

Doylestown, Hosp. Auth. Rev. Bonds, (Doylestown Hosp.), Ser. A
5.00%, 7/1/41	Baa2	600,000	640,344
5.00%, 7/1/25	Baa3	500,000	539,900

East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds, (Millersville U. Student Hsg. & Svcs., Inc.)
5.00%, 7/1/34	Baa3	200,000	213,712
5.00%, 7/1/30	Baa3	410,000	439,495

Erie, Higher Ed. Bldg. Auth. Rev. Bonds, (Gannon U.)
Ser. A, 5.375%, 5/1/30	BBB+	1,000,000	1,038,200
5.00%, 5/1/34	BBB+	750,000	812,025

Erie, Wtr. Auth. Rev. Bonds
5.00%, 12/1/43	A2	1,000,000	1,108,010
Ser. A, AGM, 5.00%, 12/1/43	AA	1,000,000	1,133,620

Franklin Cnty., Indl. Dev. Auth. Rev. Bonds, (Chambersburg Hosp.), 5.375%, 7/1/42	A2	2,000,000	2,109,060

Geisinger, Auth. Rev. Bonds, (Geisinger Hlth. Syst.)
Ser. A-1, 5.00%, 2/15/45	Aa2	1,000,000	1,123,600
Ser. A-2, 5.00%, 2/15/39	Aa2	2,155,000	2,431,508

Indiana Cnty., Indl. Dev. Auth. Rev. Bonds, (Student Co-op Assn., Inc.), 5.00%, 5/1/33	A-	1,000,000	1,053,110

Lackawanna Cnty., Indl. Dev. Auth. Rev. Bonds, (Scranton U.), 4.00%, 11/1/40	A-	1,500,000	1,507,950

Lancaster Cnty., Hosp. & Hlth. Ctr. Auth. Rev. Bonds, (Landis Homes Retirement Cmnty.), Ser. A, 5.00%, 7/1/45	BBB-/F	1,000,000	1,059,750

Lancaster Cnty., Hosp. Auth. Rev. Bonds
(Brethren Village), 5.125%, 7/1/37	BB+/F	300,000	327,897
(Masonic Villages of the Grand Lodge of PA), 5.00%, 11/1/35	A	1,000,000	1,091,430

Lancaster Cnty., Hosp. Auth. VRDN, (Masonic Homes), Ser. D, 1.55%, 7/1/34	A-1	945,000	945,000

Lancaster Cnty., Hosp. Auth. Hlth. Facs. Rev. Bonds, (Saint Anne's Retirement Cmnty., Inc.), 5.00%, 4/1/27	BB+/F	1,000,000	1,035,980

Lancaster, G.O. Bonds, AGM, 4.00%, 11/1/46	AA	1,000,000	1,017,800

Lancaster, Indl. Dev. Auth. Rev. Bonds, (Garden Spot Village Obligated Group), 5.375%, 5/1/28	BBB	500,000	546,895

Langhorne Manor Boro., Higher Edl. & Hlth. Auth. Rev. Bonds, (Woods Svcs.), 5.00%, 11/15/22	A-	1,015,000	1,111,598

Lehigh Cnty., Gen. Purpose Hosp. Rev. Bonds, (Lehigh Valley Hlth. Network), Ser. A, 5.00%, 7/1/30	A+	350,000	395,343

Lehigh Cnty., Indl. Dev. Auth.
Mandatory Put Bonds (9/1/22), (Elec. Util. Corp.) Ser. A, 1.80%, 9/1/29	A1	1,000,000	978,800
Mandatory Put Bonds (8/15/22), (Elec. Util. Corp.) Ser. B, 1.80%, 2/15/27	A1	1,000,000	982,730

Luzerne Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds, (American Wtr. Co.), 5.50%, 12/1/39	A1	1,250,000	1,304,650

Lycoming Cnty., Auth. Rev. Bonds, 5.00%, 5/1/26	A	1,000,000	1,071,940

Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds, (Susquehanna Hlth. Syst.), Ser. A, 5.75%, 7/1/39	A+	2,000,000	2,067,140

Manheim Twp. School Dist. FRN Mandatory Put Bonds (11/1/21), (Libor Index), Ser. A, 1.885%, 5/1/25	Aa2	1,000,000	1,007,620

McKeesport, Muni. Auth. Swr. Rev. Bonds, 5.75%, 12/15/39 (Prerefunded 12/15/19)	A-	1,750,000	1,839,163

Monroe Cnty., Hosp. Auth. Rev. Bonds, (Pocono Med. Ctr.), 5.00%, 7/1/41	A+	1,000,000	1,099,660

Montgomery Cnty., Higher Ed. & Hlth. Auth. Rev. Bonds, (Arcadia U.)
5.625%, 4/1/40	BBB	1,000,000	1,034,220
5.25%, 4/1/30	BBB	1,060,000	1,094,514

Montgomery Cnty., Indl. Auth. Resource Recvy. Rev. Bonds, (Germantown Academy), 4.00%, 10/1/22	BBB+	965,000	1,012,295

Montgomery Cnty., Indl. Dev. Auth. Rev. Bonds
(Foulkeways at Gwynedd), 5.00%, 12/1/46	BBB	1,000,000	1,076,280
(Acts Retirement-Life Cmnty.), 5.00%, 11/15/36	A-/F	1,500,000	1,655,640
(Acts Retirement-Life Cmnty.), 5.00%, 11/15/28	A-/F	1,250,000	1,339,025

Nazareth Area School Dist. G.O. Bonds, Ser. E
5.00%, 11/15/39	AA	500,000	561,505
5.00%, 11/15/38	AA	700,000	787,066

Northampton Cnty., Gen. Purpose Auth. Rev. Bonds, (Moravian College), 5.00%, 7/1/31	BBB+	500,000	533,785

PA Rev. Bonds, (Philadelphia Biosolids Fac.), 6.25%, 1/1/32	Baa3	250,000	260,575

PA Cmnwlth. Fin. Auth. Rev. Bonds, Ser. B, AGC, 5.00%, 6/1/31	AA	1,500,000	1,531,680

PA Econ. Dev. Fin. Auth. Wtr. Fac. Rev. Bonds, (American Wtr. Co.), 6.20%, 4/1/39	A1	1,100,000	1,126,136

PA State COP, Ser. A, 5.00%, 7/1/37	A2	1,600,000	1,774,592

PA State Econ. Dev. Fin. Auth. Rev. Bonds
5.00%, 12/31/38	BBB	1,000,000	1,081,170
(PA Bridges Finco LP), 5.00%, 12/31/34	BBB	250,000	273,123
(Forum PL), 5.00%, 3/1/34	A2	2,000,000	2,105,780
(UPMC Oblig. Group), Ser. A, 5.00%, 2/1/34	A1	1,000,000	1,105,200
(Unemployment Compensation), Ser. B, 5.00%, 7/1/21	Aaa	180,000	181,426

PA State Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds, (Amtrak), Ser. A, 5.00%, 11/1/32	A1	500,000	533,935

PA State Econ. Dev. Fin. Auth. Solid Waste Disp.
Mandatory Put Bonds (7/1/19) (Waste Mgt., Inc.), 2.25%, 7/1/41	A-2	750,000	750,053
Mandatory Put Bonds (10/1/18) (Republic Services, Inc.), Ser. A, 1.85%, 4/1/19	A-2	400,000	399,976

PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds
(Procter & Gamble Paper), 5.375%, 3/1/31	AA-	1,155,000	1,384,244
(Waste Mgmt., Inc.), Ser. A, 2.625%, 11/1/21	A-	750,000	758,280

PA State Fin., Auth. Rev. Bonds, (Penn Hills), Ser. B, AMBAC, zero %, 12/1/27	AA-/P	1,000,000	716,580

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Drexel U.), Ser. A, 5.125%, 5/1/36	A	60,000	63,750
(Delaware Valley College of Science & Agriculture), Ser. LL1, 5.00%, 11/1/42	Ba1	500,000	497,190
(East Stroudsburg U.), 5.00%, 7/1/42	Baa3	700,000	717,101
(St. Joseph's U.), Ser. A, 5.00%, 11/1/40	A-	1,000,000	1,052,980
(Shippensburg U. Student Svcs.), 5.00%, 10/1/35	Baa3	250,000	260,830
(Temple U.), Ser. 1, 5.00%, 4/1/32	Aa3	500,000	540,320
(Thomas Jefferson U.), 5.00%, 3/1/32	A+	500,000	543,605
(Temple U.), Ser. 1, 5.00%, 4/1/31	Aa3	1,000,000	1,080,990
(Drexel U.), 4.00%, 5/1/34	A	2,000,000	2,053,980

PA State Hsg. Fin. Agcy. Rev. Bonds
Ser. A, 3.95%, 10/1/33	AA+	1,000,000	1,009,120
Ser. 15-117A, 3.95%, 10/1/30	AA+	240,000	243,624

PA State Pub. School Bldg. Auth. Rev. Bonds, (Northampton Cnty. Area Cmnty. College Foundation), Ser. A, BAM, 5.00%, 6/15/34	AA	1,220,000	1,321,004

PA State Tpk. Comm. Rev. Bonds
Ser. C, 5.00%, 12/1/44	A1	500,000	549,620
(Motor License Fund Enhanced Tpk.), Ser. A, 5.00%, 12/1/42	A2	825,000	884,235
(Motor License Fund Enhanced Tpk.), Ser. A, U.S. Govt. Coll., 5.00%, 12/1/42 (Prerefunded 12/1/21)	AAA/P	175,000	192,015
Ser. B-1, 5.00%, 6/1/42	A3	675,000	738,923
(Motor License Fund), Ser. A1, 5.00%, 12/1/38 (Prerefunded 12/1/19)	A2	2,000,000	2,081,780
Ser. 2nd, 5.00%, 12/1/37	A3	1,295,000	1,432,063
5.00%, 6/1/36	A3	2,000,000	2,200,320
zero %, 12/1/37	A2	1,000,000	930,240
zero %, 12/1/34	A2	2,250,000	2,091,105

PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds
Ser. B, 5.00%, 12/1/39	A2	1,000,000	1,122,600
Ser. B, 5.00%, 12/1/26	A2	500,000	579,215
Ser. C, zero %, 12/1/38	AA	3,000,000	1,348,560

PA State U. Rev. Bonds, Ser. A, 5.00%, 9/1/34	Aa1	1,750,000	2,001,195

Philadelphia, G.O. Bonds, Ser. A, 5.00%, 8/1/37	A2	500,000	556,945

Philadelphia, Arpt. Rev. Bonds, Ser. D, 5.25%, 6/15/25	A2	1,500,000	1,584,405

Philadelphia, Auth for Indl. Dev. City Agreement Rev. Bonds, (Cultural & Coml. Corridors Program), Ser. A, 5.00%, 12/1/31	A2	1,500,000	1,671,105

Philadelphia, Auth. for Indl. Dev. Rev. Bonds, (Global Leadership Academy), 6.375%, 11/15/40	BB	945,000	971,800

Philadelphia, Auth. for Indl. Dev. Hosp. Rev. Bonds, (Children's Hosp. of Philadelphia), 4.00%, 7/1/35	Aa2	750,000	779,378

Philadelphia, Gas Wks. Rev. Bonds
Ser. 9th, 5.25%, 8/1/40	A	765,000	810,059
(1998 Gen. Ordinance), Ser. 15th, 5.00%, 8/1/42	A	1,000,000	1,119,570
5.00%, 8/1/33	A	1,645,000	1,843,338
(1999 Gen. Ordinance), Ser. 14, 5.00%, 10/1/32	A	1,300,000	1,475,175

Philadelphia, Hosp. & Higher Edl. Fac. Auth. VRDN, (Children's Hosp. of Philadelphia), Ser. B, 1.43%, 7/1/25	VMIG1	960,000	960,000

Philadelphia, Redev. Auth. Rev. Bonds, (Transformation Initiative), 5.00%, 4/15/26	A2	1,000,000	1,081,830

Philadelphia, School Dist. G.O. Bonds
Ser. F, 5.00%, 9/1/36	A2	1,000,000	1,103,020
Ser. A, 5.00%, 9/1/34	A2	1,000,000	1,105,330
Ser. A, 5.00%, 9/1/33	A2	1,575,000	1,778,364
Ser. A, 5.00%, 9/1/32	A2	1,000,000	1,133,640

Philadelphia, Wtr. & Waste Wtr. Rev. Bonds
Ser. A, 5.00%, 7/1/40	A1	1,500,000	1,653,210
5.00%, 10/1/30	A1	530,000	612,468

Pittsburgh & Allegheny Cnty., Sports & Exhibition Auth. Rev. Bonds, (Pkg. Syst.)
5.00%, 12/15/37	A-	1,000,000	1,109,540
5.00%, 12/15/35	A-	625,000	697,119
5.00%, 12/15/33	A-	1,000,000	1,122,120

Pittsburgh, G.O. Bonds
5.00%, 9/1/35	A1	300,000	342,396
5.00%, 9/1/34	A1	550,000	629,574
BAM, 5.00%, 9/1/25	AA	1,000,000	1,144,230
Ser. B, 5.00%, 9/1/25	A1	1,250,000	1,382,450

Reading, G.O. Bonds, AGM, 5.00%, 11/1/29 (Prerefunded 11/1/19)	A2	2,000,000	2,075,400

Reading, School Dist. G.O. Bonds
AGM, 5.00%, 3/1/38	AA	1,250,000	1,401,288
Ser. A, AGM, 5.00%, 2/1/33	AA	1,000,000	1,113,270

Scranton, School Dist. G.O. Bonds, Ser. E, BAM, 4.00%, 12/1/37	AA	1,925,000	1,951,661

State College, Area School Dist. G.O. Bonds, 5.00%, 3/15/40	Aa1	750,000	838,320

State Pub. School Bldg. Auth. Rev. Bonds, (Harrisburg School Dist.), Ser. A, AGM, 5.00%, 12/1/33	AA	750,000	845,318

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/27	Baa3	350,000	378,756

Upper Merion Area School Dist. G.O. Bonds, 5.00%, 1/15/33	Aa1	600,000	678,270

West Mifflin, Area School Dist. G.O. Bonds, AGM, 5.125%, 4/1/31 (Prerefunded 10/1/18)	AA	1,500,000	1,503,930

West Shore Area Auth. Rev. Bonds, (Lifeways at Messiah Village), Ser. A, 5.00%, 7/1/35	BBB-/F	500,000	530,795

Westmoreland Cnty., Muni. Auth. Rev. Bonds, BAM, 5.00%, 8/15/27	AA	250,000	287,038

			151,978,515
Puerto Rico (0.8%)

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. AA, NATL, U.S. Govt. Coll., 5.50%, 7/1/19 (Escrowed to maturity)	Baa2	1,200,000	1,237,335

			1,237,335
TOTAL INVESTMENTS

Total investments (cost $152,740,673)			$156,498,512

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2018 through August 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $161,506,495.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	19.9%
	Local debt	18.5
	Education	16.3
	Utilities	12.1
	Transportation	10.8

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$156,498,512	$—

Totals by level	$—	$156,498,512	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Pennsylvania Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: October 29, 2018